Document and Entity Information	9 Months Ended
Sep. 30, 2014
Entity Registrant Name	Fantex, Inc.
Entity Central Index Key	0001573683
Document Type	S-1/A
Pre-Effective Amendment Number	4
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-1 registration statement.
Entity Filer Category	Smaller Reporting Company